Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Other financing receivables:
Sundry debtors		$ 18,378,494	$ 26,789,620
Employees and officers		5,342,168	5,541,324
Total other financing receivables		23,720,662	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes		46,811,990	63,432,179
Special Tax on Production and Services		12,951,835	6,135,511
Other accounts receivable		4,706,004	4,965,223
Total other non-financing receivables	$ 3,588,296	$ 64,469,829	$ 74,532,913